Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating cash flows for operating leases			$ 2,901,529
Operating lease liabilities arising from obtaining lease right-of-use assets during the year					$ 16,617,790	$ 3,853,500
Weighted-average remaining lease term (in years) as of year-end	6 years		6 years		11 years 3 months	5 years 10 days
Weighted-average discount rate during the year	9.90%		9.90%		13.57%	9.85%
Operating lease costs during the year	$ 642,926	$ 982,414	$ 2,458,229	$ 3,082,499	$ 4,054,423	$ 1,112,362
Cash payments included in the measurement of operating lease liabilities during the year					$ 3,188,986	$ 1,212,800